CASH FLOW ITEMS - Changes in Cash Flow from Closed Mines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of closed mines [line items]
Net loss	$ (398.0)	$ (19.7)
Share of net loss (earnings) from investments in associates and incorporated joint ventures, net of income taxes	26.1	(11.6)
Finance costs at closed mines	13.4	7.7
Changes in estimates of asset retirement obligations at closed sites	(0.3)	(1.1)
Other	(0.7)	0.0
Net cash from operating activities	363.0	191.1
Closed Mines
Disclosure of analysis of single amount of closed mines [line items]
Net loss	27.4	7.4
Share of net loss (earnings) from investments in associates and incorporated joint ventures, net of income taxes	(0.1)	(1.0)
Finance costs at closed mines	1.0	1.1
Changes in estimates of asset retirement obligations at closed sites	21.0	7.3
Other	0.0	0.2
Loss on investment in Yatela	5.3	0.0
Movement in non-cash working capital at closed sites	0.0	0.3
Disbursements related to asset retirement obligations at closed sites	(2.1)	(2.9)
Disbursements related to Yatela closure plan	0.0	(0.9)
Net cash from operating activities	$ (2.3)	$ (3.3)